RISK MANAGEMENT (Details 14) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 383,653			$ 630,688
Liabilities	45,276,036	$ 15,172.9	[1]	45,516,281
Foreign Currency Balances [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	86,991,386	22,744.0		81,513,520	$ 21,458.0
Liabilities	87,471,548	23,723.0		82,485,880	22,964.0
Net financial asset (liability) position	(480,162)	(979.0)		(972,360)	(1,506.0)
Foreign Currency Balances [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		6,410.0			5,717.0
Liabilities		5,600.0			4,533.0
Net financial asset (liability) position		810.0			1,184.0
Foreign Currency Balances [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	470,430	134.0		516,926	172.0
Foreign Currency Balances [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		24.0			0.0
Foreign Currency Balances [Member] | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,532,417	2,564.0		8,224,549	2,741.0
Foreign Currency Balances [Member] | Financial assets available-for-sale, category [member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		631.0			0.0
Foreign Currency Balances [Member] | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	50,695	17.0		25,693	9.0
Foreign Currency Balances [Member] | Held-to-maturity investments, category [member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		0.0			0.0
Foreign Currency Balances [Member] | Trading Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	274,691	91.0		462,278	128.0
Liabilities	256,865	85.0		613,376	134.0
Foreign Currency Balances [Member] | Trading Derivatives [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1.0			26.0
Liabilities		1.0			70.0
Foreign Currency Balances [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	61,817,662	16,217.0		56,505,459	14,149.0
Foreign Currency Balances [Member] | Financial assets at amortised cost, category [member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		4,500.0			4,682.0
Foreign Currency Balances [Member] | Other Accounts Receivable [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,083,678	161.0		955,677	318.0
Foreign Currency Balances [Member] | Other Accounts Receivable [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		202.0			0.0
Foreign Currency Balances [Member] | Hedging Derivatives [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	55,261	19.0		128,479	43.0
Liabilities	13,464	5.0		43,436	14.0
Foreign Currency Balances [Member] | Hedging Derivatives [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		0.0			0.0
Liabilities		0.0			0.0
Foreign Currency Balances [Member] | Customer deposits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	58,087,999	14,572.0		53,014,364	13,214.0
Foreign Currency Balances [Member] | Customer deposits [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities		4,909.0			4,463.0
Foreign Currency Balances [Member] | Financial obligations [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	27,808,291	8,624.0		27,664,167	9,219.0
Foreign Currency Balances [Member] | Financial obligations [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities		660.0			0.0
Foreign Currency Balances [Member] | Accounts payables [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	1,304,929	437.0		1,150,537	384.0
Foreign Currency Balances [Member] | Accounts payables [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities		0.0			0.0
Foreign Currency Balances [Member] | Cash and cash equivalentss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 13,706,552	3,541.0		$ 14,694,459	3,898.0
Foreign Currency Balances [Member] | Cash and cash equivalentss [Member] | Other Currencies [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		$ 1,052.0			$ 1,009.0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.